SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details)		12 Months Ended
		Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 HKD ($) $ / shares shares	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares
EARNINGS (LOSS) PER SHARE – BASIC AND DILUTED
Net income (loss) attributable to the Company’s shareholders		$ (5,262,566)	$ (40,947,492)	$ 7,461,446	$ 6,561,051
Weighted average ordinary shares outstanding - Basic	[1]	22,004,808	22,004,808	20,200,000	20,200,000
Weighted average ordinary shares outstanding - Diluted	[1]	22,004,808	22,004,808	20,200,000	20,200,000
Net income (loss) per share - Basic | (per share)		$ (0.24)	$ (1.86)	$ 0.37	$ 0.32
Net income (loss) per share - Diluted | (per share)		$ (0.24)	$ (1.86)	$ 0.37	$ 0.32

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Group Reorganization and Share Redesignation (see Note 1).